SunAmerica Asset Management, LLC	January 26, 2021
Harborside 5
185 Hudson Street
Suite 3300
Jersey City, NJ 07311
www.aig.com	VIA EDGAR

Christopher J. Tafone
Vice President
SunAmerica Asset Management, LLC	U.S. Securities and Exchange Commission
Associate General Counsel	100 F Street, N.E.
AIG Life & Retirement	Washington, D.C. 20549

T +1 201 324 6390
F +1 201 324 6364
christopher.tafone@aig.com	RE:	VALIC Company I (the “Registrant”) – Systematic Value Fund
(File Nos. 002-83631; 811-03738)
Registration Statement on Form N-14 (File No. 333-250811)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Combined Prospectus/Proxy Statement and Statement of Additional Information, both dated January 22, 2021, do not differ from that contained in the Form N-14 registration statement for the Registrant (Post-Effective Amendment No. 1) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on January 22, 2021 via EDGAR (Accession Number 0001140361-21-001847).

Please direct any comments or questions concerning this filing to the undersigned at (201) 324-6390.

Very truly yours,
/s/ Christopher J. Tafone
Christopher J. Tafone